Northwestern Mutual Series Fund, Inc.

Supplement Dated July 13, 2018 to the

Statement of Additional Information Dated May 1, 2018

This Supplement revises certain information contained in the Statement of Additional Information (the “SAI”) for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2018. You should read this Supplement together with the SAI.

Appendix D – Portfolio Manager Revised Information – Emerging Markets Equity Portfolio

The disclosures relating to Hugh Young, Devan Kaloo, Joanne Irvine, Mark Gordon-James and Flavia Cheong, Co-Portfolio Managers of the Fund’s Emerging Markets Equity Portfolio, that appear in the SAI are hereby corrected so that the information with respect to these portfolio managers set forth in the “Other Accounts Managed by Portfolio Managers” table found in Appendix D beginning on page B-115 is amended to provide as follows:

Portfolio Manager(s)	Fund	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Hugh Young	Emerging Markets Equity Portfolio	23 registered investment companies with approximately $12.6 billion in total assets under management	81 other pooled investment vehicles with approximately $43.6 billion in total assets under management. 1 other pooled investment vehicle with approximately $425 million in total assets which charge an advisory fee based on the performance of the account.	115 other accounts with approximately $33.8 billion in total assets under management. 16 other accounts with approximately $5.6 billion in total assets which charge an advisory fee based on the performance of the account.

Devan Kaloo	Emerging Markets Equity Portfolio	13 registered investment companies with approximately $11 billion in total assets under management	25 other pooled investment vehicles with approximately $19.8 billion in total assets under management	58 other accounts with approximately $17.8 billion in total assets under management. 7 other accounts with approximately

Portfolio Manager(s)	Fund	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

$1.1 billion in total assets which charge an advisory fee based on the performance of the account.

Joanne Irvine	Emerging Markets Equity Portfolio	13 registered investment companies with approximately $11 billion in total assets under management	25 other pooled investment vehicles with approximately $19.8 billion in total assets under management	58 other accounts with approximately $17.8 billion in total assets under management. 7 other accounts with approximately $1.1 billion in total assets which charge an advisory fee based on the performance of the account.

Mark Gordon-James	Emerging Markets Equity Portfolio	13 registered investment companies with approximately $11 billion in total assets under management	25 other pooled investment vehicles with approximately $19.8 billion in total assets under management	58 other accounts with approximately $17.8 billion in total assets under management. 7 other accounts with approximately $1.1 billion in total assets which charge an advisory fee based on the

Portfolio Manager(s)	Fund	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

performance of the account.

Flavia Cheong	Emerging Markets Equity Portfolio	23 registered investment companies with approximately $12.6 billion in total assets under management	81 other pooled investment vehicles with approximately $43.6 billion in total assets under management. 1 other pooled investment vehicle with approximately $425 million in total assets which charge an advisory fee based on the performance of the account.	115 other accounts with approximately $33.8 billion in total assets under management. 16 other accounts with approximately $5.6 billion in total assets which charge an advisory fee based on the performance of the account.

Please retain this Supplement for future reference.